Subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Disclosure of Interests in Subsidiaries

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Trading (Pty) Ltd	100%	South Africa	Licensed Western Cape Gambling and Racing Board ('WCGB') / software development
Baytree Interactive Limited	100%	Guernsey	Licensed with the Kahnawake Gaming Commission ('KGC')
Betway Limited	99.9996%	Malta	Licensed with the MGA